TURNER FUNDS

                      TURNER INTERNATIONAL CORE GROWTH FUND

                         Supplement dated July 21, 2008
                    to the Prospectus dated January 31, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective July 21, 2008, the Prospectus is amended to reflect that the Turner International Core Growth Fund attempts to maintain sector concentrations that approximate those of the Russell Global ex-U.S. Growth Index.

In accordance with this change, effective July 21, 2008, the first paragraph under the heading "Principal Strategy" on page 31 of the Prospectus is deleted and replaced with the following:

"The Turner International Core Growth Fund invests primarily (at least 80% of its net assets) in common stocks and other equity securities of international non-U.S. companies with market capitalizations greater than $2 billion that Turner believes have strong earnings growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Russell Global ex-U.S. Growth Index ("Global ex-U.S. Growth Index"). Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Global ex-U.S. Growth Index. The Fund will generally invest in securities of issuers based in the countries represented in the Global ex-U.S. Growth Index."



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS2-030-27)

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                                  TURNER FUNDS

                      TURNER INTERNATIONAL CORE GROWTH FUND

                         Supplement dated July 21, 2008
        to the Statement of Additional Information dated January 31, 2008

Effective July 21, 2008, the fourth paragraph on page 5 is deleted and replaced with the following:

"TURNER INTERNATIONAL CORE GROWTH FUND: The International Core Growth Fund invests primarily (and, under normal conditions, at least 80% of its net assets) in common stocks and other equity securities of international non-U.S. companies with market capitalizations greater than $2 billion that Turner believes have strong earnings growth potential. The Fund invests in securities of companies that are diversified across economic sectors and attempts to maintain sector concentrations that approximate those of the Russell Global ex-U.S. Growth Index ("Global ex-U.S. Growth Index"). These securities may be traded over the counter or listed on an exchange. Portfolio exposure is generally limited to 5% of assets in any single issuer subject to exceptions for the most heavily weighted securities in the Global ex-U.S. Growth Index."